Provision for reclamation (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Provision For Reclamation
Reconciliation for reclamation expenses, beginning	$ 1,091	$ 833
Increase in estimate for provision for reclamation	(240)	486
Change in discount rate	159	(336)
Accretion of provision for reclamation	141	108
Reconciliation for reclamation expenses, ending	$ 1,151	$ 1,091